SCHEDULE OF WARRANT ACTIVITY (Details) (Parenthetical) - shares	Dec. 31, 2024		Jun. 30, 2024		Jun. 30, 2023	Jun. 30, 2022
Equity [Abstract]
Number of Shares, Outstanding, Balance	250	[1]	250	[2]	0.06	0.002

[1]	The total warrants of 250 above which are exercisable into common stock consisted of the following:
[2]	The total warrants of 250 above which are exercisable into common stock consisted of the following: